Equity Transactions	12 Months Ended
Dec. 31, 2022
Equity Transactions
Equity Transactions

4. Equity Transactions

GasLog Partners’ offerings

On February 5, 2020, the board of directors of GasLog Partners authorized a renewal of the unit repurchase programme taking the total authority outstanding under the programme to $25,000, to be utilized from February 10, 2020 to December 31, 2021. In the year ended December 31, 2020, GasLog Partners repurchased and cancelled a total of 191,490 units at a weighted average price of $5.18 per common unit for a total amount of $996, including commissions.

On April 3, 2020, GasLog Partners issued 46,843 common units in connection with the vesting of 25,551 Restricted Common Units (“RCUs”) and 21,292 Performance Common Units (“PCUs”) under its 2015 Long-Term Incentive Plan (the “GasLog Partners’ Plan”). On June 30, 2020, GasLog Partners issued an additional 21,589 common units in connection with the vesting of 11,776 RCUs and 9,813 PCUs under the GasLog Partners’ Plan.

On July 1, 2020, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the first tranche of its Class B units issued upon the elimination of incentive distribution rights (“IDRs”) in June 2019.

Finally, on September 25, 2020, GasLog Partners issued 365,700 common units in connection with the vesting of 182,850 RCUs and 182,850 PCUs under the GasLog Partners’ Plan.

On March 31, 2021, GasLog Partners entered into a Fourth Amended and Restated Equity Distribution Agreement to renew the Partnership’s “at-the-market” common equity offering programme (“ATM Programme”). Under the ATM Programme, in the year ended December 31, 2021, GasLog Partners issued and received payment for 3,195,401 common units at a weighted average price of $3.19 per common unit for total net proceeds, after deducting fees and other expenses, of $9,633. As of December 31, 2022, the unutilized portion of the ATM Programme was $116,351.

On April 6, 2021, GasLog Partners issued 8,976 common units in connection with the vesting of 5,984 RCUs and 2,992 PCUs under the GasLog Partners’ Plan.

On July 1, 2021, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the second tranche of its Class B units issued upon the elimination of IDRs in June 2019.

On April 1, 2022, GasLog Partners issued 33,700 common units in connection with the vesting of 19,638 RCUs and 14,062 PCUs under the GasLog Partners’ Plan. On June 30, 2022, GasLog Partners issued 101,964 common units in connection with the vesting of 50,982 RCUs and 50,982 PCUs under the GasLog Partners’ Plan.

On July 1, 2022, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the third tranche of its Class B units issued upon the elimination of IDRs in June 2019. After the conversion of the first three tranches of 415,000 Class B units to common units on July 1, 2020, July 1, 2021 and July 1, 2022, the remaining 1,245,000 Class B units will become eligible for conversion on a one-for-one basis into common units at GasLog’s option on July 1, 2023, July 1, 2024 and July 1, 2025 for the Class B-4 units, Class B-5 units and the Class B-6 units, respectively.

Under the Partnership’s preference unit repurchase programme established in 2021, renewed in 2022 and covering the period from March 11, 2021 to March 31, 2023, the preference units repurchased and cancelled as well as the amounts paid including commissions for the years ended December 31, 2021 and 2022 are presented in the following table:

		Amount paid including
Series	Number of units	commissions
Partnership’s Series B Preference Units (1)	464,429	11,580
Partnership’s Series C Preference Units (2)	269,549	6,808
Total for the year ended December 31, 2021	733,978	$18,388
Partnership’s Series A Preference Units (3)	665,016	16,420
Partnership’s Series B Preference Units	639,189	16,080
Partnership’s Series C Preference Units	669,406	16,744
Total for the year ended December 31, 2022	1,973,611	$49,244
(1)	The “Partnership’s Series B Preference Units” refer to the 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units.
(2)	The “Partnership’s Series C Preference Units” refer to the 8.500% Series C Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units.
(3)	The “Partnership’s Series A Preference Units” refer to the 8.625% Series A Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units.

Dividends declared attributable to non-controlling interests included in the consolidated statement of changes in equity represent cash distributions to holders of common and preference units.

In the year ended December 31, 2022, the board of directors of the Partnership approved and declared cash distributions of $1,441 and of $27,001 for the common units and preference units, respectively, held by non-controlling interests.

Following the IDRs’ elimination, 98% of the available cash (after deducting the earnings attributable to preference unitholders) is distributed to the common unitholders and 2% is distributed to the general partner.

Allocation of GasLog Partners’ profit/(loss)	2020	2021	2022
Partnership’s profit/(loss) attributable to:
Common unitholders	25,970	(23,486)	90,630
General partner	561	(482)	1,898
Preference unitholders	30,328	29,694	26,458
Total	56,859	5,726	118,986
Partnership’s profit/(loss) allocated to GasLog	8,622	(7,127)	29,189
Partnership’s profit allocated to non-controlling interests	48,237	12,853	89,797
Total	56,859	5,726	118,986